Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	125.00%	(33.00%)	135.00%
Bloomberg Intermediate U S Government Credit Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	300.00%	85.00%	171.00%
TCW Core Plus Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		220.00%	80.00%	158.00%
TCW Core Plus Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		47.00%	(53.00%)	41.00%
TCW Core Plus Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		130.00%	7.00%	72.00%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[2]	The Bloomberg Intermediate U.S. Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-10 year maturities.